Revenue from Contract with Customers	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue from contract with customers

6. Revenue from contract with customers

Disaggregated revenue information

The table below shows the disaggregation of the Group’s revenue from contracts with external customers:

	For the year ended December 31, 2024
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	422,351	—	422,351
Revenue from other containment and delivery solutions	511,391	—	511,391
Revenue from engineering	—	170,294	170,294
Total revenue from contracts with customers	933,742	170,294	1,104,036

Geographical markets
EMEA	556,324	111,506	667,830
APAC	83,293	12,942	96,235
North America	267,520	41,429	308,948
South America	26,605	4,417	31,022
Total revenue from contracts with customers	933,742	170,294	1,104,036

Timing of revenue recognition
Goods and services transferred at a point in time	895,157	23,890	919,047
Goods and services transferred over time	38,585	146,404	184,989
Total revenue from contracts with customers	933,742	170,294	1,104,036

	For the year ended December 31, 2023
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	366,433	—	366,433
Revenue from other containment and delivery solutions	512,855	—	512,855
Revenue from engineering	—	206,066	206,066
Total revenue from contracts with customers	879,288	206,066	1,085,354

Geographical markets
EMEA	523,681	110,366	634,047
APAC	76,436	26,465	102,901
North America	253,870	63,666	317,536
South America	25,301	5,569	30,870
Total revenue from contracts with customers	879,288	206,066	1,085,354

Timing of revenue recognition
Goods and services transferred at a point in time	861,551	16,235	877,786
Goods and services transferred over time	17,737	189,831	207,568
Total revenue from contracts with customers	879,288	206,066	1,085,354

	For the year ended December 31, 2022
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
	(EUR thousand)
Nature of goods or service
Revenue from high-value solutions	293,229	—	293,229
Revenue from other containment and delivery solutions	506,423	—	506,423
Revenue from engineering	—	184,028	184,028
Total revenue from contracts with customers	799,652	184,028	983,680

Geographical markets
EMEA	502,066	97,646	599,712
APAC	70,332	29,930	100,262
North America	198,153	52,685	250,838
South America	29,101	3,767	32,868
Total revenue from contracts with customers	799,652	184,028	983,680

Timing of revenue recognition
Goods and services transferred at a point in time	780,903	17,179	798,082
Goods and services transferred over time	18,749	166,849	185,598
Total revenue from contracts with customers	799,652	184,028	983,680

Revenue is disclosed by nature according to the goods and services provided by our operating segments. Revenue realized by the Biopharmaceutical and Diagnostic Solutions segment includes:

o
High-value solutions: wholly owned, internally developed products, processes and services for which the Group holds intellectual property rights or has strong proprietary know-how and which are characterized by particular complexity or high performance; and
o
Other containment and delivery solutions.

The reported geographical markets are EMEA (Europe, Middle East, Africa), North America (United States, Canada, Mexico), South America and APAC (Asia Pacific). Revenue by geographical markets is based on the end customer location.

Contract balances, Trade Receivables and Advances from Customers

The following table provides information on contractual assets and liabilities from contracts with customers as well as on trade receivables and advances from customers:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Trade Receivables	295,951	301,769
Contract Assets	168,515	172,580
Contract Liabilities	(16,545)	(22,306)
Advances From Customers	(16,622)	(22,892)
Non-current advances from customers	(44,046)	(39,418)

The contract assets mainly relate to the Group’s right to consideration from construction contracts not yet invoiced as of the balance sheet date. The amounts recognized as contract assets are reclassified to trade receivable as soon as the Group has an unconditional right to consideration.

Revenue recognized in the current reporting period which relates to carried-forward contract liabilities amounts to EUR 22,306 thousand in 2024 (respectively EUR 14,847 thousand in 2023 and EUR 18,771 thousand in 2022).